Trading revenues	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Trading revenues
18.	Trading revenues

The following table presents details of trading revenues.

	For the three months ended			For the six months ended
($ millions)	April 30 2019	January 31 2019	April 30 2018	April 30 2019	April 30 2018
Interest rate and credit	$81	$7	$60	$88	$160
Equities	123	123	157	246	252
Commodities	45	68	63	113	135
Foreign exchange	59	84	68	143	151
Other	78	47	10	125	47
Total	$386	$329	$358	$715	$745